Goodwill and Intangible Assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Amortization expense for intangible assets	$ 103	$ 70	$ 63
Acquisition of intangible assets	$ 478
Weighted-average amortization period (years)	3 years
Virginia Electric and Power Company
Goodwill [Line Items]
Amortization expense for intangible assets	$ 67	$ 31	$ 28
Acquisition of intangible assets	$ 430
Weighted-average amortization period (years)	2 years